ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Cash and Cash Equivalents Held by Group's VIEs and Non-VIE in PRC) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Non-VIEs [Member] China [Member] USD ($)	Dec. 31, 2014 Non-VIEs [Member] China [Member] CNY	Dec. 31, 2014 Consolidated variable interest entity without recourse [Member] CNY	Dec. 31, 2014 Consolidated variable interest entity without recourse [Member] China [Member] CNY	Dec. 31, 2014 Group [Member] USD ($)	Dec. 31, 2014 Group [Member] China [Member] CNY
VIE arrangements [Line Items]
Cash and cash equivalents	$ 29,057	180,285	$ 15,950	98,962	118,081	193,161	$ 335	67,678	110,353	110,353	$ 368	178,031